Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories	4. INVENTORIES As of March 31, 2021, the Company had inventory assets for a total of $1,284,751. The Company had inventory assets of $1,216,562 as of December 31, 2020.	4. INVENTORIES As of December 31, 2020, the Company had inventory assets for a total of $1,216,562. Inventory of $830,504 was recorded as of December 31, 2019.